RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income (loss) for financial reporting purposes	$ (53,407)	$ (178,819)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(45,822)	(55,206)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(96,093)	(207,647)
Other	239,204	1,728,403
Related party expenses	(3)	590
Difference due to fiscal year for book purposes and calendar year for tax purposes	(22,693)	7,069,132
Accrued partnership management fees not deductible for tax purposes until paid	30,565	48,754
Income (loss) for income tax return purposes	51,751	8,393,389
Series One [Member]
Net income (loss) for financial reporting purposes	0	(44,374)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	2,742,175
Accrued partnership management fees not deductible for tax purposes until paid	0	11,818
Income (loss) for income tax return purposes	0	2,697,801
Series Two [Member]
Net income (loss) for financial reporting purposes	0	(58,536)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	2,018,297
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	0	1,959,761
Series Three [Member]
Net income (loss) for financial reporting purposes	(53,407)	(26,872)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(45,822)	(55,206)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(96,093)	(207,647)
Other	239,204	1,728,403
Related party expenses	(3)	590
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,574)	(66,142)
Accrued partnership management fees not deductible for tax purposes until paid	30,565	36,936
Income (loss) for income tax return purposes	70,870	1,410,062
Series Four [Member]
Net income (loss) for financial reporting purposes	0	5,411
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(19,119)	1,443,952
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	(19,119)	1,449,363
Series Five [Member]
Net income (loss) for financial reporting purposes	0	(54,448)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	930,850
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	0	876,402
Series Six [Member]
Net income (loss) for financial reporting purposes	0	0
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	$ 0	$ 0